Schedule of Investments Municipal Fund Inc.^ (Unaudited)
July 31, 2023

Principal Amount		Value
Municipal Notes 163.3%
Alabama 1.7%
$3,125,000	Energy Southeast A Cooperative District Revenue, Series 2023 A-1, 5.50%, due 11/1/2053 Putable 1/1/2031	$3,363,146
750,000	Sumter County Industrial Development Authority (Green Bond-Enviva, Inc.), Series 2022, 6.00%, due 7/15/2052 Putable 7/15/2032	507,359
		3,870,505
American Samoa 0.8%
1,700,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	1,769,165
Arizona 1.5%
500,000	Maricopa County Industrial Development Authority Education Refunding Revenue (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	497,159 (a)
2,250,000	Navajo Nation Refunding Revenue, Series 2015-A, 5.00%, due 12/1/2025	2,282,258 (a)
480,000	Phoenix Industrial Development Authority Education Revenue (Great Hearts Academies Project), Series 2014, 3.75%, due 7/1/2024	475,181
205,000	Phoenix-Mesa Gateway Airport Authority Special Facility Revenue (Mesa Project), Series 2012, 5.00%, due 7/1/2024	205,197
		3,459,795
California 34.5%
260,000	California Infrastructure & Economic Development Bank State School Fund Revenue (King City Joint Union High School), Series 2010, 5.13%, due 8/15/2024	260,233
	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project)
215,000	Series 2014, 5.00%, due 7/1/2024	214,082 (a)
630,000	Series 2014, 5.13%, due 7/1/2029	628,542 (a)
	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project)
160,000	Series 2014, 5.00%, due 7/1/2024	160,219
430,000	Series 2014, 5.13%, due 7/1/2029	430,227
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	504,020 (a)
570,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	578,301 (a)
500,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	503,326
585,000	California Municipal Finance Authority Revenue (Touro College & University Systems Obligated Group), Series 2014-A, 4.00%, due 1/1/2026 Pre-Refunded 7/1/2024	589,575
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, 5.00%, due 5/15/2051	2,022,058
275,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis II LLC, Green Bond-Orchard Park Student Housing Project), Series 2021, (BAM Insured), 3.00%, due 5/15/2054	201,094
1,300,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	1,327,566 (a)
	California State Department of Veterans Affairs Home Purchase Program Refunding Revenue
2,155,000	Series 2016-A, 2.90%, due 6/1/2028	2,121,006
2,450,000	Series 2016-A, 2.95%, due 12/1/2028	2,417,717
8,000,000	California State General Obligation, Series 2022, 3.00%, due 4/1/2052	6,207,263
470,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Aemerage Redak Services Southern California LLC Project), Series 2016, 7.00%, due 12/1/2027	47,000 (a)(b)
2,000,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	49,353 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$1,855,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	$1,112,984 (a)(b)
3,420,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	3,436,636 (a)
12,665,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding, Series 2021-B-2, 0.00%, due 6/1/2066	1,359,081
2,000,000	Imperial Community College District General Obligation Capital Appreciation (Election 2010), Series 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	2,139,036
2,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	1,977,290
3,620,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation, Series 2005-B, (AGM Insured), 0.00%, due 8/1/2024	3,498,555
5,750,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation (Election 2002), Series 2009-E, (Assured Guaranty Insured), 5.50%, due 8/1/2029	6,445,356
5,000,000	Redondo Beach Unified School District General Obligation, Series 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	5,519,879
4,000,000	Sacramento City Finance Authority Refunding Revenue (Master Lease Program Facilities), Series 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	4,294,259
2,000,000	San Bernardino Community College District General Obligation Capital Appreciation (Election), Series 2009-B, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2024	2,060,212
6,000,000	San Mateo Foster City School District General Obligation Capital Appreciation (Election 2008), Series 2010, 0.00%, due 8/1/2032	6,910,630 (c)
2,040,000	Sweetwater Union High School District Public Financing Authority Revenue, Series 2013, (BAM Insured), 5.00%, due 9/1/2025	2,042,199
9,070,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	10,858,642
5,095,000	Victor Valley Joint Union High School District General Obligation Capital Appreciation Bonds, Series 2009, (Assured Guaranty Insured), 0.00%, due 8/1/2026	4,628,725
3,000,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AGM Insured), 0.00%, due 8/1/2036	3,191,937 (d)
		77,737,003
Colorado 3.5%
	Colorado Educational & Cultural Facilities Authority Revenue (Charter School- Atlas Preparatory School Project)
550,000	Series 2015, 4.50%, due 4/1/2025	554,306 (a)
1,000,000	Series 2015, 5.13%, due 4/1/2035 Pre-Refunded 4/1/2025	1,028,526 (a)
1,350,000	Series 2015, 5.25%, due 4/1/2045 Pre-Refunded 4/1/2025	1,391,217 (a)
750,000	Colorado Educational & Cultural Facility Authority Revenue Refunding, Series 2014, 4.50%, due 11/1/2029	738,134
2,550,000	Plaza Metropolitan District No. 1 Tax Allocation Revenue, Series 2013, 4.00%, due 12/1/2023	2,546,512 (a)
5,333,333	Villages at Castle Rock Metropolitan District No. 6 (Cabs - Cobblestone Ranch Project), Series 2007-2, 0.00%, due 12/1/2037	1,731,477
		7,990,172
Connecticut 0.3%
750,000	Hamden General Obligation, Series 2013, (AGM Insured), 3.13%, due 8/15/2025	740,198
Delaware 1.3%
3,000,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8110, 4.60%, due 12/1/2062	3,000,000 (a)(e)
District of Columbia 0.3%
650,000	District of Columbia Student Dormitory Revenue (Provident Group-Howard Property), Series 2013, 5.00%, due 10/1/2045	620,625
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Florida 5.7%
$800,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	$16,000 (a)(b)
2,000,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	1,560,731 (a)
770,000	Cityplace Community Development District Special Assessment Refunding Revenue, Series 2012, 5.00%, due 5/1/2026	785,069
1,750,000	Florida Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc.), Series 2014-A, 5.75%, due 6/15/2029	1,765,513 (a)
1,075,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	965,867
8,000,000	Hillsborough County Industrial Development Authority Hospital Revenue (Tampa General Hospital Project), Series 2020, 3.50%, due 8/1/2055	6,156,900
845,000	Village Community Development District No. 11 Special Assessment Revenue, Series 2014, 4.13%, due 5/1/2029	845,009
960,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	757,609
		12,852,698
Guam 0.6%
250,000	Antonio B Won Pat International Airport Authority Revenue Refunding, Series 2023-A, 5.38%, due 10/1/2043	246,122
1,000,000	Guam Power Authority Revenue, Series 2022-A, 5.00%, due 10/1/2035	1,068,748
		1,314,870
Hawaii 0.8%
2,250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue (Hawaiian Electric Co., Inc. - Subsidiary), Series 2019, 3.50%, due 10/1/2049	1,852,619
Illinois 22.7%
5,705,000	Berwyn General Obligation, Series 2013-A, 5.00%, due 12/1/2027	5,721,841
	Chicago General Obligation
2,000,000	Series 2002-B, 5.00%, due 1/1/2025	2,033,980
90,000	Series 2002-B, 5.13%, due 1/1/2027 Pre-Refunded 1/1/2025	92,339
160,000	Series 2002-B, 5.13%, due 1/1/2027	162,623
1,000,000	Series 2019-A, 5.00%, due 1/1/2044	1,020,245
	Chicago Refunding General Obligation
1,000,000	Series 2005-D, 5.50%, due 1/1/2040	1,014,426
700,000	Series 2014-A, 5.00%, due 1/1/2027	704,703
3,000,000	Series 2017-A, 6.00%, due 1/1/2038	3,184,634
	Cook County School District No. 83 General Obligation (Mannheim)
1,350,000	Series 2013-C, 5.45%, due 12/1/2030	1,359,621
1,960,000	Series 2013-C, 5.50%, due 12/1/2031	1,974,287
1,560,000	Illinois Finance Authority Refunding Revenue (Presence Health Network Obligated Group), Series 2016-C, 5.00%, due 2/15/2031	1,653,543
1,000,000	Illinois Finance Authority Revenue Refunding (Northwestern Memorial Health Care Obligated Group), Series 2017-A, 4.00%, due 7/15/2047	953,294
1,905,000	Illinois Sports Facilities Authority Capital Appreciation Revenue (Saint Tax Supported), Series 2001, (AMBAC Insured), 0.00%, due 6/15/2026	1,675,771
	Illinois State General Obligation
3,900,000	Series 2012, 4.00%, due 8/1/2025 Pre-Refunded 8/8/2023	3,900,358
5,200,000	Series 2017-D, 5.00%, due 11/1/2028	5,534,277
3,000,000	Series 2021-A, 4.00%, due 3/1/2039	2,941,503
2,175,000	Series 2021-A, 4.00%, due 3/1/2040	2,115,987
775,000	Series 2021-A, 5.00%, due 3/1/2046	808,932
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
$4,250,000	Illinois State General Obligation Refunding, Series 2016, 5.00%, due 2/1/2024	$4,278,279
	Southern Illinois University Certificate of Participation (Capital Improvement Project)
945,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	951,032
1,375,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,383,413
715,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	719,186
	University of Illinois (Health Service Facilities System)
2,725,000	Series 2013, 5.00%, due 10/1/2027	2,732,468
2,875,000	Series 2013, 5.75%, due 10/1/2028	2,887,045
1,500,000	Upper Illinois River Valley Development Authority Revenue Refunding (Cambridge Lakes Learning Center), Series 2017-A, 5.25%, due 12/1/2047	1,313,556 (a)
		51,117,343
Indiana 0.0%(f)
100,000	Valparaiso Exempt Facilities Revenue (Pratt Paper LLC Project), Series 2013, 5.88%, due 1/1/2024	101,074
Iowa 0.5%
1,105,000	Iowa State Higher Education Loan Authority Revenue (Des Moines University Project), Series 2020, 5.00%, due 10/1/2028	1,165,509
Kentucky 0.7%
1,350,000	Ashland City Kentucky Medical Center Refunding Revenue (Ashland Hospital Corp. DBA Kings Daughter Medical Center), Series 2019, (AGM Insured), 3.00%, due 2/1/2040	1,087,646
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	496,352
		1,583,998
Louisiana 2.2%
675,243	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	597,387 (a)
1,715,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	1,631,018 (a)
1,885,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.25%, due 7/1/2053	2,058,401
775,000	Louisiana State Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project), Series 2013-A, 7.63%, due 12/15/2028	777,597
		5,064,403
Maine 0.8%
2,600,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	1,705,864 (a)
Maryland 0.1%
300,000	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	285,742
Massachusetts 0.9%
	Massachusetts State Development Finance Agency Revenue (Milford Regional Medical Center)
200,000	Series 2014-F, 5.00%, due 7/15/2024	200,148
415,000	Series 2014-F, 5.00%, due 7/15/2025	415,235
200,000	Series 2014-F, 5.00%, due 7/15/2026	200,140
190,000	Series 2014-F, 5.00%, due 7/15/2027	190,153
	Massachusetts State Education Financing Authority Revenue
860,000	Series 2012-J, 4.70%, due 7/1/2026	860,143
125,000	Series 2023-C, 5.00%, due 7/1/2053	123,079
		1,988,898
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Michigan 6.1%
$1,500,000	Detroit Downtown Development Authority Tax Increment Revenue Refunding (Catalyst Development Project), Series 2018-A, (AGM Insured), 5.00%, due 7/1/2048	$1,504,679
	Detroit General Obligation
3,000,000	Series 2021-A, 5.00%, due 4/1/2046	3,015,054
3,850,000	Series 2021-A, 5.00%, due 4/1/2050	3,847,391
2,000,000	Michigan State Building Authority Revenue (Facilities Program), Series 2022-I, 5.00%, due 10/15/2047	2,175,957
2,500,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	2,484,484
750,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Improvement Project), Series 2018, 5.00%, due 6/30/2048	754,640
100,000	Summit Academy Public School Academy Refunding Revenue, Series 2005, 6.38%, due 11/1/2035	40,000 (b)
		13,822,205
Minnesota 0.2%
400,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	381,010 (a)
Mississippi 0.7%
1,700,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	1,533,706 (a)
Nevada 0.5%
	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy)
655,000	Series 2015-A, 4.00%, due 12/15/2025	635,390 (a)
500,000	Series 2015-A, 5.13%, due 12/15/2045	459,143 (a)
		1,094,533
New Hampshire 0.3%
750,000	New Hampshire Business Finance Authority Revenue (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	584,973 (a)
New Jersey 7.3%
	New Jersey Economic Development Authority Revenue (The Goethals Bridge Replacement Project)
500,000	Series 2013-A, 5.25%, due 1/1/2025	502,537
500,000	Series 2013-A, 5.50%, due 1/1/2026	503,137
685,000	New Jersey State Economic Development Authority Revenue (Continental Airlines, Inc., Project), Series 1999, 5.13%, due 9/15/2023	685,142
7,000,000	New Jersey State Economic Development Authority Revenue (School Facilities Construction Program), Series 2019, 4.00%, due 6/15/2049	6,729,986
	New Jersey State Economic Development Authority School Revenue (Beloved Community Charter, School, Inc. Project)
1,105,000	Series 2019-A, 5.00%, due 6/15/2049	1,007,880 (a)
725,000	Series 2019-A, 5.00%, due 6/15/2054	651,622 (a)
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
1,250,000	Series 2018-A, 5.00%, due 12/15/2036	1,329,738
4,000,000	Series 2018-A, 4.25%, due 12/15/2038	4,039,015
1,000,000	Series 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,008,673
		16,457,730
New Mexico 0.6%
1,500,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	1,260,581 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York 18.4%
$225,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	$230,029
625,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park), Series 2015, 5.00%, due 11/15/2029	630,728
1,345,000	Build NYC Resource Corp. Refunding Revenue (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	1,119,583
	Build NYC Resource Corp. Revenue
1,100,000	Series 2014, 5.00%, due 11/1/2024	1,077,224
835,000	Series 2014, 5.25%, due 11/1/2029	786,509
975,000	Series 2014, 5.50%, due 11/1/2044	801,375
250,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	227,929 (a)
825,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	762,880 (a)
1,450,000	Build NYC Resource Corp. Revenue (South Bronx Charter School for International Cultures & the Arts), Series 2013-A, 5.00%, due 4/15/2043	1,356,701 (a)
320,000	Build NYC Resource Corp. Solid Waste Disposal Refunding Revenue (Pratt Paper, Inc. Project), Series 2014, 4.50%, due 1/1/2025	321,469 (a)
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
735,000	Series 2014, 5.00%, due 7/1/2024	742,542
390,000	Series 2018, 5.00%, due 7/1/2030	407,257
1,400,000	Jefferson County Industrial Development Agency Solid Waste Disposal Revenue (Green Bond-Reenergy Black River LLC Project), Series 2014, 5.25%, due 1/1/2024	140,000 (a)(g)(h)
	Metropolitan Transportation Authority Revenue (Green Bond)
8,500,000	Series 2020-D-3, 4.00%, due 11/15/2049	7,870,788
3,000,000	Series 2020-D-3, 4.00%, due 11/15/2050	2,770,004
4,000,000	New York City Industrial Development Agency Revenue (Yankee Stadium Project), Series 2020-A, 3.00%, due 3/1/2049	2,879,547
800,000	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds), Series 2022-DD, 4.18%, due 6/15/2033	800,000 (e)
2,100,000	New York City Transitional Finance Authority Revenue (Future Tax Secured), (LOC: Barclays Bank PLC), Series 2014-B3, 4.48%, due 11/1/2042	2,100,000 (e)
500,000	New York Liberty Development Corp. Refunding Revenue (3 World Trade Center Project), Series 2014, 5.38%, due 11/15/2040	500,664 (a)
2,300,000	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Montefiore Obligation Group), Series 2018-A, 5.00%, due 8/1/2035	2,313,268
1,000,000	New York State Dormitory Authority Revenue State Supported Debt (New School), Series 2022-A, 4.00%, due 7/1/2052	895,210
2,000,000	New York State Mortgage Agency Homeowner Mortgage Refunding Revenue, Series 2014-189, 3.45%, due 4/1/2027	1,974,727
1,000,000	New York State Transportation Development Corp. Facility Revenue (Empire State Thruway Service Areas Project), Series 2021, 4.00%, due 4/30/2053	847,284
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C&D Redevelopment), Series 2018-A, 5.00%, due 1/1/2033	2,068,338
500,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2022, 5.00%, due 12/1/2039	524,032
1,155,000	Suffolk County Judicial Facilities Agency Lease Revenue (H. Lee Dennison Building), Series 2013, 4.25%, due 11/1/2026	1,158,205
2,000,000	Utility Debt Securitization Authority Revenue, Series 2013-TE, 5.00%, due 12/15/2028	2,012,432
500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	390,311 (a)
600,000	Westchester County Local Development Corp. Revenue Refunding (Wartburg Senior Housing Project), Series 2015-A, 5.00%, due 6/1/2030	548,456 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$3,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, 5.00%, due 5/1/2047	$3,232,131
		41,489,623
North Carolina 2.0%
3,590,000	North Carolina Housing Finance Agency Homeownership Refunding Revenue, Series 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	2,593,707
1,700,000	North Carolina Medical Care Commission Retirement Facilities Revenue, Series 2020-A, 4.00%, due 9/1/2050	1,253,009
700,000	North Carolina Medical Care Commission Retirement Facilities Revenue (Twin Lakes Community), Series 2019-A, 5.00%, due 1/1/2049	653,263
		4,499,979
Ohio 7.2%
12,820,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	11,915,190
1,000,000	Jefferson County Port Economic Development Authority Revenue (JSW Steel USA, Ohio, Inc. Project), Series 2021, 3.50%, due 12/1/2051	695,745 (a)
500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	457,297 (a)
1,000,000	Ohio State Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project), Series 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	875,606
2,335,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	2,200,323
		16,144,161
Oklahoma 1.2%
2,000,000	Oklahoma State Development Finance Authority Health Systems Revenue (OU Medicine Project), Series 2018-B, 5.00%, due 8/15/2033	1,961,844
	Tulsa Airport Improvement Trust Refunding Revenue
250,000	Series 2015-A, (BAM Insured), 5.00%, due 6/1/2024	252,061
400,000	Series 2015-A, (BAM Insured), 5.00%, due 6/1/2025 Pre-Refunded 6/1/2024	404,083
		2,617,988
Oregon 0.7%
25,000	Oregon State Housing & Community Service Department Multi-Family Revenue, Series 2012-B, (FHA/GNMA/FNMA/FHLMC Insured), 3.50%, due 7/1/2027	24,693
2,180,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	1,576,789
		1,601,482
Pennsylvania 3.7%
2,830,000	Lancaster County Hospital Authority Refunding Revenue (Health Centre-Landis Homes Retirement Community Project), Series 2015-A, 4.25%, due 7/1/2030	2,647,269
5,000,000	Leigh County Industrial Development Authority Pollution Control Revenue Refunding, Series 2016-A, 3.00%, due 9/1/2029	4,851,995
2,350,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	895,938 (a)(b)
		8,395,202
Puerto Rico 7.3%
500,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	416,074
16,373,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	15,935,244
		16,351,318
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Rhode Island 1.0%
$3,045,000	Rhode Island State Housing & Mortgage Finance Corp. Revenue (Homeownership Opportunity), Series 2020-73, 2.30%, due 10/1/2040	$2,294,232
South Carolina 1.3%
1,480,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	1,580,384
2,325,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	1,046,250 #(a)(b)(g)(h)
750,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	300,000 (a)(b)
		2,926,634
Tennessee 1.0%
400,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	310,209
2,000,000	Tennessee State Energy Acquisition Corp. Gas Revenue (Goldman Sachs Group, Inc.), Series 2006-A, 5.25%, due 9/1/2023	2,001,500
		2,311,709
Texas 7.0%
250,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	250,888
	Arlington Higher Education Finance Corp. Revenue (Universal Academy)
120,000	Series 2014-A, 5.88%, due 3/1/2024	119,652
1,000,000	Series 2014-A, 6.63%, due 3/1/2029	1,002,432
730,000	Austin Community College District Public Facility Corp. Lease Revenue, Series 2018-C, 4.00%, due 8/1/2042	717,667
250,000	Dallas County Flood Control District No. 1 Refunding General Obligation, Series 2015, 5.00%, due 4/1/2028	250,010 (a)
2,085,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD Insured), 2.75%, due 2/15/2052	1,512,158
2,000,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-B, 4.75%, due 11/1/2042	1,941,139
	Hale Center Education Facilities Corp. Revenue Refunding (Wayland Baptist University Project)
405,000	Series 2022, 5.00%, due 3/1/2033	426,292
1,000,000	Series 2022, 5.00%, due 3/1/2034	1,049,759
1,825,000	Series 2022, 4.00%, due 3/1/2035	1,743,562
1,000,000	Harris County Cultural Education Facilities Finance Corp. Revenue (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 5.75%, due 1/1/2028	1,000,316
	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy)
545,000	Series 2019-A, 5.00%, due 8/15/2039	520,670 (a)
520,000	Series 2019-A, 5.00%, due 8/15/2049	467,019 (a)
1,225,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Bridgemoor Plano Project), Series 2018-A, 7.25%, due 12/1/2053	1,280,125 (b)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	225,000 (b)
	Parkway Utility District Water & Sewer System Revenue
495,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2033	467,565
690,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2034	651,471
545,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2035	499,498
625,000	Texas Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-A, 4.00%, due 12/31/2039	612,698
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$1,000,000	Texas State Private Activity Bond Surface Transportation Corp. Revenue (Segment 3C Project), Series 2019, 5.00%, due 6/30/2058	$1,009,632
		15,747,553
Utah 3.2%
	Salt Lake City Airport Revenue
1,000,000	Series 2017-A, 5.00%, due 7/1/2042	1,020,993
2,000,000	Series 2017-A, 5.00%, due 7/1/2047	2,035,112
1,000,000	Series 2018-A, 5.00%, due 7/1/2043	1,024,769
3,000,000	Salt Lake County Hospital Revenue (IHC Health Service, Inc.), Series 2001, (AMBAC Insured), 5.40%, due 2/15/2028	3,077,968
		7,158,842
Vermont 1.6%
1,000,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,002,557 (a)
	Vermont Student Assistant Corp. Education Loan Revenue
1,800,000	Series 2014-A, 5.00%, due 6/15/2024	1,817,013
755,000	Series 2015-A, 4.13%, due 6/15/2027	753,097
		3,572,667
Virgin Islands 2.2%
5,000,000	Matching Fund Special Purpose Securitization Corp. Refunding, Series 2022-A, 5.00%, due 10/1/2039	4,983,196
Virginia 0.9%
2,000,000	Virginia State Small Business Finance Authority Revenue Refunding (Senior Lien I-495, Hot Lanes Project), Series 2022, 5.00%, due 12/31/2047	2,061,322
Washington 4.4%
6,700,000	Vancouver Downtown Redevelopment Authority Revenue (Conference Center Project), Series 2013, 4.00%, due 1/1/2028	6,704,576
1,000,000	Washington State Economic Development Finance Authority Environmental Facilities Revenue (Green Bond), Series 2020-A, 5.63%, due 12/1/2040	973,485 (a)
790,000	Washington State Health Care Facilities Authority Revenue Refunding (Virginia Mason Medical Center), Series 2017, 5.00%, due 8/15/2026	813,212
1,452,526	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	1,341,868
		9,833,141
Wisconsin 5.5%
8,500,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8109, 4.38%, due 4/1/2055	8,500,000 (a)(e)
2,000,000	Public Finance Authority Airport Facility Revenue Refunding (Trips Obligation Group), Series 2012-B, 5.00%, due 7/1/2042	1,999,948
870,000	Public Finance Authority Education Revenue (Pine Lake Preparatory, Inc.), Series 2015, 4.95%, due 3/1/2030	876,317 (a)
200,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	200,512 (a)
210,000	Public Finance Authority Revenue Refunding (Celanese Project), Series 2016-C, 4.30%, due 11/1/2030	208,311
590,000	Public Finance Authority Revenue Refunding (Roseman University Health Sciences Project), Series 2015, 5.00%, due 4/1/2025	590,159
		12,375,247
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Other 0.1%
$300,000	JPMorgan Chase Putters/Drivers Trust Various States Revenue (Putters), (LOC: JP Morgan Chase Bank N.A.), Series 2019, 5.20%, due 3/20/2024	$300,000 (a)(e)
Total Investments 163.3% (Cost $381,423,224)		368,019,515
Other Assets Less Liabilities 1.4%		2,992,092
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (64.7%)		(145,700,000)
Net Assets Applicable to Common Stockholders 100.0%		$225,311,607

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $55,037,046, which represents 24.4% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(e)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2023.

(f)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.
(g)	Value determined using significant unobservable inputs.
(h)
Security fair valued as of July 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2023 amounted to $1,186,250, which represents 0.5% of net assets applicable to common stockholders of the Fund.

#       This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at July 31, 2023 amounted to $1,046,250, which represents 0.5% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent a security that was acquired over the period shown.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2023	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2023
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	$2,219,658	$1,046,250	0.5%
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
New York	$—	$41,349,623	$140,000	$41,489,623
South Carolina	—	1,880,384	1,046,250	2,926,634
Other Municipal Notes#	—	323,603,258	—	323,603,258
Total Municipal Notes	—	366,833,265	1,186,250	368,019,515
Total Investments	$—	$366,833,265	$1,186,250	$368,019,515

#	The Schedule of Investments provides a categorization by state/territory.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Investments in Securities:
Municipal Notes(1)	$140	$2	$—	$(1,164)	$—	$—	$2,208	$—	$1,186	$(1,164)
Total	$140	$2	$—	$(1,164)	$—	$—	$2,208	$—	$1,186	$(1,164)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$1,186,250	Market Approach	Recovery Value	$10.00 - $45.00	$40.87	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2023
Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Municipal Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.